UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
		San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:			0001495703

CIK Confirmation Code (CCC):			yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Frank C. Marinaro
Title:	Portfolio Manager, CCO
Phone:	650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					November 8, 2011
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:						66
Form 13F Information Table Value Total:						227,630
  (thousands)

List of Other Included Managers: NONE

EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ECA Marcellus Trust I          PS               26827L109      291    11597 SH       Sole                                      11597
Diamonds: Dow 30               CU               252787106     1796    16487 SH       Sole                                      16487
Powershares QQQ Trust Ser. 1   CU               73935A104      937    17848 SH       Sole                                      17848
SPDR DJ Wilshire Intl. Real Es CU               78463X863      519    16189 SH       Sole                                      16189
SPDR DJ Wilshire REI ETF       CU               78464A607      512     9059 SH       Sole                                       9059
SPDR Energy Select Shares      CU               81369Y506      356     6092 SH       Sole                                       6092
SPDR Gold Trust                CU               78463V107     2016    12757 SH       Sole                                      12757
SPDR Materials Fd Shares of Be CU               81369Y100      337    11472 SH       Sole                                      11472
SPDR S&P Int'l Small Cap       CU               78463X871     2622   104385 SH       Sole                                     104385
SPDR S&P Metals and Mining     CU               78464A755     1148    25618 SH       Sole                                      25618
SPDR S&P500                    CU               78462F103    84705   748609 SH       Sole                                     748609
Schwab Intl Equity ETF         CU               808524805     1237    53676 SH       Sole                                      53676
Vanguard MSCI EAFE ETF         CU               921943858    36915  1225180 SH       Sole                                    1225180
Vanguard MSCI Emerging Markets CU               922042858    10312   287799 SH       Sole                                     287799
Vanguard Mid-Cap ETF           CU               922908629    14432   221688 SH       Sole                                     221688
Vanguard REIT Index ETF        CU               922908553    11732   230634 SH       Sole                                     230634
Vanguard Small Cap             CU               922908751      765    12473 SH       Sole                                      12473
Vanguard TSM Vipers            CU               922908769      227     3938 SH       Sole                                       3938
iPath DJ AIG Agriculture Total CU               06739H206     1543    29667 SH       Sole                                      29667
iShares Dow Jones Select Divid CU               464287168      414     8572 SH       Sole                                       8572
iShares FTSE EPRA/NAREIT Globa CU               464288489     2783   111351 SH       Sole                                     111351
iShares MSCI Brazil F          CU               464286400      323     6211 SH       Sole                                       6211
iShares MSCI Emrg Mkt.         CU               464287234      680    19375 SH       Sole                                      19375
iShares MSCI Hong Kong         CU               464286871      168    11689 SH       Sole                                      11689
iShares MSCI Singapore         CU               464286673      181    16440 SH       Sole                                      16440
iShares Russell 1000 Index     CU               464287622    10046   160631 SH       Sole                                     160631
iShares Russell 2000 Index     CU               464287655    10602   164876 SH       Sole                                     164876
iShares TR Trust S&P 500       CU               464288273     4869    42826 SH       Sole                                      42826
iShares Tr. MSCI EAFE Index Fu CU               464287465     3513    73534 SH       Sole                                      73534
1/100 Berkshire Hathaway Cl A  CS               084990175      214      200 SH       Sole                                        200
AT&T Inc. NEW (frmrly. SBC Com CS               00206R102      528    18526 SH       Sole                                      18526
Amgen, Inc.                    CS               031162100      495     9000 SH       Sole                                       9000
Ants Software.com              CS               037271103        1    14525 SH       Sole                                      14525
Apple Computer                 CS               037833100     2256     5916 SH       Sole                                       5916
Bank of America Corp.          CS               060505104      141    23034 SH       Sole                                      23034
Berkshire Hathaway Cl B        CS               084670207      951    13381 SH       Sole                                      13381
Cadence Design Systems         CS               127387108      435    47033 SH       Sole                                      47033
Caterpillar Inc.               CS               149123101      272     3688 SH       Sole                                       3688
Chevron Corp.                  CS               166764100     1875    20252 SH       Sole                                      20252
Cisco Systems Inc.             CS               17275R102      808    52154 SH       Sole                                      52154
Exxon Mobil                    CS               30231G102     4669    64286 SH       Sole                                      64286
General Electric Co.           CS               369604103      671    44075 SH       Sole                                      44075
Google                         CS               38259P508      885     1719 SH       Sole                                       1719
Intel Corp.                    CS               458140100      602    28213 SH       Sole                                      28213
Intl Business Machines         CS               459200101      236     1351 SH       Sole                                       1351
Johnson & Johnson              CS               478160104      677    10630 SH       Sole                                      10630
Levon Resources Ltd. F         CS               527901102       16    20000 SH       Sole                                      20000
Manulife Insurance             CS               56501R106      232    20470 SH       Sole                                      20470
Marvell Tech. Group Ltd. F     CS               G5876H105      305    21000 SH       Sole                                      21000
NetApp                         CS               64110D104      240     7063 SH       Sole                                       7063
PG&E Corp                      CS               69331C108      322     7622 SH       Sole                                       7622
Patient Safety Techs Inc.      CS               70322H106       32    22000 SH       Sole                                      22000
Pepsico Inc.                   CS               713448108      366     5905 SH       Sole                                       5905
Pfizer Inc.                    CS               717081103      205    11585 SH       Sole                                      11585
Philip Morris Intl. Inc.       CS               718172109      212     3400 SH       Sole                                       3400
Proctor & Gamble               CS               742718109      488     7721 SH       Sole                                       7721
Qualcomm                       CS               747525103      290     5969 SH       Sole                                       5969
Quantum Corp. DLT & Storage    CS               747906204       27    15000 SH       Sole                                      15000
Renren Inc. ADR F Spon. Class  CS               759892102       51    10000 SH       Sole                                      10000
Repro Medical System Inc.      CS               759910102        7    25000 SH       Sole                                      25000
Robert Half Int'l.             CS               770323103     1385    65270 SH       Sole                                      65270
Royal Dutch Shell A ADRF Spons CS               780259206      373     6060 SH       Sole                                       6060
United Parcel Service          CS               911312106      411     6513 SH       Sole                                       6513
Verizon                        CS               92343V104      239     6481 SH       Sole                                       6481
Wells Fargo & Company          CS               949746101      463    19183 SH       Sole                                      19183
iShares Tr. S&P Global Info. T UT               464287291      269     4930 SH       Sole                                       4930